Other Current Liabilities (Details) - Schedule of Other Current Liabilities	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Other Current Liabilities [Abstract]
Salary accrual	¥ 3,982,829		¥ 7,013,473
Deposit	5,000,000		10,000,000
Accrued construction in progress	34,060,872		46,180,063
Tax accrual	22,153,981		13,604,797
Others	19,952,140		14,179,838
Total	¥ 85,149,822	$ 11,947,834	¥ 90,978,171